Financial Assets at FVTPL	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [Abstract]
Financial assets at FVTPL

7. FINANCIAL ASSETS AT FVTPL

(1) Details of financial assets at FVTPL as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Financial assets at fair value through profit or loss measured at fair value	8,069,144	14,762,941

(2) Financial assets at fair value through profit or loss measured at fair value as of December 31, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Deposits:
Gold banking asset	27,901	48,796
Securities:
Debt securities
Korean treasury and government agencies	872,954	1,020,418
Financial institutions	600,303	873,031
Corporates	762,265	761,681
Others	101,563	231,967
Equity securities	688,350	570,772
Capital contributions	515,199	865,685
Beneficiary certificates	1,366,233	2,812,558

Sub-total	4,906,867	7,136,112

Loans	212,473	676,291
Derivatives assets	2,921,903	6,901,742

Total	8,069,144	14,762,941

The Group does not have financial assets at fair value through profit or loss designated as upon initial recognition as of December 31, 2019 and 2020.